Note 5 - Land, Property and Equipment (Details Textual) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment	$ 10,391	$ 33,316
Office space, lease modified [member]
Statement Line Items [Line Items]
Additions to right-of-use assets	$ 58,591